Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
2026	$ 893
2027	798
2028	581
Total lease payments	2,272
Less: imputed interest	(105)
Total	$ 2,167	$ 565